AUDITORS' REMUNERATION (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Auditors' Remuneration [Abstract]
Auditor's remuneration	$ 121,925	$ 575,615
PwC and Related Network Firms [Member]
Auditors' Remuneration [Abstract]
Audit or review of financial reports - Group	103,058	561,970
Other services	0	0
Other services - tax compliance and corporate finance	0	0
BDO and Related Network Firms [Member]
Auditors' Remuneration [Abstract]
Audit or review of financial reports - Group	10,947	0
Other services	7,920	13,645
Other services - tax compliance and corporate finance	$ 7,920	$ 13,645